Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
Schedule of Components of Lease Expense
	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$27,486	$26,232

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2025 and 2024	$15,504	$25,650
Weighted average remaining lease term – operating leases (in years)	0.67 years	1.67 years
Average discount rate – operating lease	10%	10%

	Year Ended December 31, 2024	Year Ended December 31, 2023
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$35,584	$20,757

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2024 and 2023	$34,998	$19,950
Weighted average remaining lease term – operating leases (in years)	1.41 years	2.42 years
Average discount rate – operating lease	10%	10%

Schedule of Balance Sheet Information Related to Lease
	At September 30, 2025	At December 31, 2024
Operating leases
Remaining right-of-use assets	$23,021	$47,096

Short-term operating lease liabilities	$23,954	$33,331
Long-term operating lease liabilities	$-	$15,158
Total operating lease liabilities	$23,954	$48,489

	At December 31, 2024	At December 31, 2023
Operating leases
Remaining right-of-use assets	$47,096	$76,520

Short-term operating lease liabilities	$33,331	$28,838
Long-term operating lease liabilities	$15,158	$48,489
Total operating lease liabilities	$48,489	$77,327

Schedule of Maturity of Operating Lease Liabilities
Year Ending	Operating Leases
2025 (remaining)	9,246
2026	15,410
Total lease payments	24,656
Less: Imputed interest/present value discount	(702)
Present value of lease liabilities	$23,954

Year Ending	Operating Leases
2025	$36,394
2026	15,410
Total lease payments	51,804
Less: Imputed interest/present value discount	(3,315)
Present value of lease liabilities	$48,489